Other Intangible Assets, Net (Details) - Schedule of other Intangible assets future amortization expense - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of other Intangible assets future amortization expense [Abstract]
2023	$ 11,751
2024	8,862
2025	6,665
2026	6,412
Thereafter	10,313
Other intangible assets amortization expense	$ 44,003	$ 56,939